UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig A. Drill
Title:    Investment Manager / Managing Member
Phone:    (212) 508-5757

Signature, Place and Date of Signing:


/s/ Craig A. Drill              New York, New York          January 24, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $52942  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Craig A. Drill
                                                          December 31,2007
           COLUMN 1            COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
           --------            --------   --------    --------       --------         --------    --------           --------

                               TITLE OF                 VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
       NAME OF ISSUER           CLASS       CUSIP      X$1000    PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE      SHARED   NONE
       --------------           -----       -----      ------    ------- --- ----   ----------   --------   ----      ------   ----
ALLIED CAP CORP NEW              COM      01903Q108     1,989     92,500 SH            SOLE        NONE      92,500
BENEFICIAL MUTUAL BANCORP IN     COM      08173R104     2,211    227,500 SH            SOLE        NONE     227,500
BLACKROCK KELSO CAPITAL CORP     COM      092533108     2,876    188,236 SH            SOLE        NONE     188,236
CELGENE CORP                     COM      151020104     4,020     87,000 SH            SOLE        NONE      87,000
CEPHEID                          COM      15670R107    13,944    529,200 SH            SOLE        NONE     529,200
COHERENT INC                     COM      192479103     4,741    189,100 SH            SOLE        NONE     189,100
COLLAGENEX PHARMACEUTICALS I     COM      19419B100     5,074    531,300 SH            SOLE        NONE     531,300
COMARCO INC                      COM      200080109     1,774    317,886 SH            SOLE        NONE     317,886
EAGLE MATERIALS INC              COM      26969P108       374     10,551 SH            SOLE        NONE      10,551
LABORATORY CORP AMER HLDGS     COM NEW    50540R409     2,311     30,600 SH            SOLE        NONE      30,600
MRV COMMUNICATIONS INC           COM      553477100       232    100,000 SH            SOLE        NONE     100,000
PALOMAR MED TECHNOLOGIES INC   COM NEW    697529303     5,612    366,300 SH            SOLE        NONE     366,300
PIMCO FLOATING RATE INCOME F     COM      72201H108       800     51,100 SH            SOLE        NONE      51,100
PIMCO FLOATING RATE STRTGY F     COM      72201J104       820     53,500 SH            SOLE        NONE      53,500
QUEST DIAGNOSTICS INC            COM      74834L100     1,360     25,700 SH            SOLE        NONE      25,700
THERMAGE INC                     COM      88343R101       385     66,600 SH            SOLE        NONE      66,600
WYETH                            COM      983024100     4,419    100,000 SH            SOLE        NONE     100,000

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